Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Oil and Gas assets, Facilities, Corporate assets	$ 1,476.2	$ 1,343.8
Right-of-use assets	18.3	5.4
Total	$ 1,494.5	$ 1,349.2